Scheduled Maturities Of Time Deposits (Scheduled Maturities Of Time Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maturities of Time Deposits [Abstract]
2017	$ 484,946
2018	265,660
2019	185,882
2020	85,766
2021	18,722
Over five years	443
Time Deposits, Total	$ 1,041,419	$ 1,017,556